FUND PROFILE


                             International Growth
                                INVESTOR CLASS
                                 July _, 1998

                         [american century logo(reg.sm)
                                    American
                                Century(reg.tm)

--------------------------------------------------------------------------------
   This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us, accessing our Web site, or visiting one of our Investor Centers.
              See the back cover for our phone numbers and address.

                            TWENTIETH CENTURY GROUP

[front cover]

                              INTERNATIONAL GROWTH

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        International Growth seeks capital growth by investing primarily in international equity securities. International Growth invests primarily in securities of issuers in developed countries.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for securities of international companies that they believe will increase in value over time. The managers use a "growth" investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last and faster this year than the year before. Our growth strategy is an aggressive strategy that pursues superior long-term returns for fund shareholders.

        Using American Century's extensive computer database, the managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. International Growth will have at least 65% of its assets invested at all times in international equity securities.

        In addition to locating strong companies with accelerating earnings, the fund managers believe that the diversification of the fund's holdings across different countries and geographical regions is important in trying to manage the risk of an international portfolio. For this reason, the managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

        Additional information about International Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

 * The value of International Growth's shares depends on the value of the stocks and other securities it owns. The value of individual securities International Growth owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

 * As with all funds, at any given time the value of your shares of International Growth may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money. Additionally, an investment in the fund is not a bank deposit, nor is it insured by the Federal Deposit Insurance Corporation
     (FDIC) or any other government agency.

 * International Growth invests primarily in foreign securities, which generally involves greater risks than investing in U.S. securities. The potential risks of foreign investing are explained in detail in the fund's prospectus, a summary of which is set forth below:

     * CURRENCY RISK. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar could also result in gains or losses to the fund. The value of a share of International Growth is determined in U.S. dollars. The fund's investments, however, are generally held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.

     * POLITICAL AND ECONOMIC RISK. Many countries where the fund invests are not as politically or economically developed as the United States. As a result, the economies and political and social structures of these countries could be unstable and could exert forces which could cause the value of the fund's investments to decrease. The fund could also be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

     * MARKET AND TRADING RISK. The trading markets for many foreign securities are not as active as U.S. markets and may have less government regulation and oversight.


INTERNATIONAL GROWTH                              AMERICAN CENTURY INVESTMENTS


          Foreign markets may also have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment, by causing the fund to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.

     * AVAILABILITY OF INFORMATION. Foreign companies generally are not subject to the regulatory controls or uniform accounting, auditing, and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly-available information about foreign issuers than is available regarding U.S. issuers.

        In summary, International Growth is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with the fund's investment strategy. An investment in the fund should not be considered a complete investment program and is not appropriate for investors who are unable to tolerate rapid fluctuations in the value of their investment.

     FUND PERFORMANCE

        The bar chart below shows the actual performance of International Growth's Investor Class for each calendar year since its inception on May 9, 1991.(1) It indicates the volatility of the fund's historical returns from year to year. Neither it nor the quarterly information in the next column is intended to indicate how the fund will perform in the future.


 (1) As of  March  31,  1998,  the  end of the  most  recent  calendar  quarter,
     International   Growth's  year-to-date  return  was  17.95%.  Partial  year performance is not annualized.


[bar chart - data below]

-------------------------------------------------------------------------------------------
CALENDAR YEAR-BY-YEAR RETURNS
-------------------------------------------------------------------------------------------
                                1992      1993      1994      1995      1996     1997
-------------------------------------------------------------------------------------------
International Growth           4.84%    42.65%    -4.76%    11.89%    14.43%    19.72%
-------------------------------------------------------------------------------------------
MSCI EAFE                    -12.17%    32.56%     7.78%    11.21%     6.05%     1.78%

        The fund's highest and lowest returns for a calendar quarter since the fund's inception on May 9, 1991, are provided in the chart below to indicate the fund's potential short-term volatility. Shareholders should be aware, however, that International Growth is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart - data below]
-------------------------------------------------------------------------------
HIGHEST AND LOWEST QUARTERLY RETURNS
-------------------------------------------------------------------------------
Quarter Ended 12/31/94     -5.86%
-------------------------------------------------------------------------------
Quarter Ended 12/31/93     18.32%

        The table below shows the fund's average annual return for the periods indicated. The Morgan Stanley Europe, Australia, Far East (EAFE) Index, an unmanaged index that reflects no operating costs, is included for long-term performance comparisons.

                                   1 YR.           5 YRS.       LIFE OF FUND
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
International Growth              33.81%          17.73%           16.33%
-------------------------------------------------------------------------------
EAFE Index                        18.61%          11.93%            8.69%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------
Management Fee                              1.37%(2)
-------------------------------------------------------------------------------
Distribution and/or 12b-1 Fees                None
-------------------------------------------------------------------------------
Other Expenses(3)                             0.00%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses        1.37%(2)

    (2) Based upon assets at November 30, 1997. The fund's management fee decreases as fund assets increase. Please consult the fund's Prospectus and Statement of Additional Information for more information about the fund's management fee.

    (3) Other expenses include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses.



FUND PROFILE                                              INTERNATIONAL GROWTH


           EXAMPLE OF HYPOTHETICAL FUND COSTS

                  Assuming you

              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same operating expenses shown above

                  your cost of investing in the fund would be:

           -------------------------------------------------------------------
                 1 year        3 years        5 years           10 years
           -------------------------------------------------------------------
                  $140          $430           $750              $1,640

               Of course,  actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio managers on the International Growth team are:

        HENRIK STRABO, Senior Vice President and Portfolio Manager, joined American Century in 1993 as an Investment Analyst. In 1995, he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Strabo served as Vice President, International Equity Sales with Barclays de Zoete Wedd.

        MARK S. KOPINSKI, Vice President and Portfolio Manager, rejoined American Century in 1997 following two years as Vice President and Portfolio Manager of Federated Investors, Inc. Prior to 1995, Mr. Kopinski served as Vice President and Portfolio Manager of American Century.

6. HOW DO I BUY FUND SHARES?

     *    Complete and return the enclosed application

     *    Call us and exchange shares from another American Century fund

     *    Call us and send your investment by bank wire transfer

        Your initial investment must be $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below the account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in the fund for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        International Growth pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time that the fund held the securities that were sold. Fund shareholders may also be able to claim a foreign tax credit for any foreign income taxes paid by the fund. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     *    telephone transactions

     *    wire and electronic funds transfers

     *    24-hour Automated Information Line transactions

     *    24-hour online Internet account access and transactions

        You may find more information about each of these choices in our Investor Services Guide, which you may request by calling us, by accessing our Web site, or by visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.


--------------------------------------------------------------------------------

[american century logo(reg.sm)
           American
       Century(reg.tm)


AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

                                   INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
                                   SIMPLE AND 403(B) SERVICES
                                   1-800-345-3533

                                   TELECOMMUNICATIONS DEVICE FOR THE DEAF
                                   1-800-634-4113 or 816-444-3485

                                   FAX
                                   816-340-7962


                                                        Funds Distributor, Inc.
SH-BRO-12616   9807              (c) 1998 American Century Services Corporation

                                  FUND PROFILE



                                  International
                                    Discovery
                                 INVESTOR CLASS
                                  July _, 1998


                         [american century logo(reg.sm)
                                    American
                                Century(reg.tm)

--------------------------------------------------------------------------------
 This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us, accessing our Web site, or visiting one of our Investor Centers.
              See the back cover for our phone numbers and address.

                             TWENTIETH CENTURY GROUP

[front cover]

                             INTERNATIONAL DISCOVERY

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        International Discovery seeks capital growth by investing primarily in equity securities of smaller foreign companies. These smaller companies have a market capitalization (the number of shares times the share price) at the time of investment of less than $1 billion or will have less than $500 million in freely tradeable securities. As much as one-half of the fund may be invested in emerging market countries.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for securities of international companies that they believe will increase in value over time. The managers use a "growth" investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last and faster this year than the year before. Our growth strategy is an aggressive strategy that pursues superior long-term returns for fund shareholders.

        Using American Century's extensive computer database, the managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. International Discovery will have at least 65% of its assets invested at all times in smaller foreign companies.

        In addition to locating strong companies with accelerating earnings, the fund managers believe that the diversification of the fund's holdings across different countries and geographical regions is important in trying to manage the risk of an international portfolio. For this reason, the managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

        Additional information about International Discovery's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

 * The value of International Discovery's shares depends on the value of the stocks and other securities it owns. The value of individual securities International Discovery owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

  * As with all funds, at any given time the value of your shares of International Discovery may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money. Additionally, an investment in the fund is not a bank deposit, nor is it insured by the Federal Deposit Insurance Corporation
     (FDIC) or any other government agency.

  * International Discovery invests primarily in smaller foreign issuers and may invest up to 50% of its assets in emerging market countries. Investing in smaller foreign issuers, especially those in emerging market countries, is much riskier than investing in U.S. companies or even investing in foreign securities generally. Smaller companies may have limited resources, trade less frequently, and have less publicly available information. Smaller companies in emerging markets may also be subject to government and economic instability, the effect of which can be magnified by the country's financial markets. Each of these potential factors may cause the fund's investment to be extremely volatile and could result in significant losses to the fund.

 * In addition to the risks of investing in smaller foreign companies, there are many risks associated with foreign investing generally. These are explained in detail in the fund's prospectus, a summary of which is set forth below:

     * CURRENCY RISK. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar could also result in gains or losses to the fund. The value of a share of International Discovery is determined in U.S. dollars. The fund's investments, however, are generally held in the foreign


INTERNATIONAL DISCOVERY                             AMERICAN CENTURY INVESTMENTS


          currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.

     * POLITICAL AND ECONOMIC RISK. Many countries where the fund invests are not as politically or economically developed as the United States. As a result, the economies and political and social structures of these countries could be unstable and could exert forces which could cause the value of the fund's investments to decrease. The fund could also be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

     * MARKET AND TRADING RISK. The trading markets for many foreign securities are not as active as U.S. markets and may have less government regulation and oversight. Foreign markets may also have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment, by causing the fund to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.

     * AVAILABILITY OF INFORMATION. Foreign companies generally are not subject to the regulatory controls or uniform accounting, auditing, and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly-available information about foreign issuers than is available regarding U.S. issuers.

        In summary, International Discovery is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk of investing in smaller foreign companies. An investment in the fund should not be considered a complete investment program and is not appropriate for investors who are unable to tolerate rapid fluctuations in the value of their investment.

     FUND PERFORMANCE

        The bar chart in the following column shows the actual performance of International Discovery's Investor Class since its inception on April 1, 1994.(1) It indicates the volatility of the fund's historical returns from year to year. It does not necessarily indicate how the fund will perform in the future.


     (1) As of March 31, 1998, the end of the most recent calendar quarter, International Discovery's year-to-date return was 20.49%. Partial year performance is not annualized.


[bar chart - data below]
-------------------------------------------------------------------------------
CALENDAR YEAR-BY-YEAR RETURNS
-------------------------------------------------------------------------------
                                     1995            1996            1997
-------------------------------------------------------------------------------
International Discovery             9.89%          31.18%          17.48%
-------------------------------------------------------------------------------
MSCI EAFE                          11.21%           6.05%           1.78%

        The fund's highest and lowest returns for a calendar quarter since the fund's inception on April 1, 1994, are provided in the chart below to indicate the fund's potential short-term volatility. Shareholders should be aware, however, that International Discovery is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart - data below]
-------------------------------------------------------------------------------
HIGHEST AND LOWEST QUARTERLY RETURNS
-------------------------------------------------------------------------------
Quarter Ended 12/31/97     -7.92%
-------------------------------------------------------------------------------
Quarter Ended 3/31/98     20.49%

        The table below shows the fund's average annual return for the periods indicated. The Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index, an unmanaged index that reflects no operating costs, is included for long-term performance comparisons.

                                             1 YR.           LIFE OF FUND
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
International Discovery                     31.38%               21.79%
-------------------------------------------------------------------------------
MSCI EAFE Index                             18.61%                9.43%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class of other American Century funds, or to redeem your shares.

        THE FUND CHARGES A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES SOLD WITHIN 180 DAYS OF THEIR PURCHASE. This redemption fee is retained by the fund. It is intended to



FUND PROFILE                                            INTERNATIONAL DISCOVERY


     discourage short term investment in the fund as well as to decrease the negative impact that short term investors have on the shareholders remaining in the fund. Otherwise, there are no fees or charges to exchange into the Investor Class of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------------------------
Management Fee                         1.68%(2)
-----------------------------------------------------------------------------
Distribution and/or 12b-1 Fees            None
-----------------------------------------------------------------------------
Other Expenses(3)                         0.00%
-----------------------------------------------------------------------------
Total Annual Fund Operating Expenses   1.68%(2)

   (2) Based on assets at November 30, 1997. The fund's management fee decreases as fund assets increase. Please consult the fund's Prospectus and Statement of Additional Information for more information on the fund's management fee.

   (3) Other expenses include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses.

           EXAMPLE OF HYPOTHETICAL FUND COSTS

                  Assuming you

              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same operating expenses shown above

                  your cost of investing in the fund would be:

           -------------------------------------------------------------------
                 1 year          3 years         5 years       10 years
           -------------------------------------------------------------------
                  $170             $530            $910         $1,970

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio managers on the International Discovery team are:

        HENRIK STRABO, Senior Vice President and Portfolio Manager, joined American Century in 1993 as an Investment Analyst. In 1995, he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Strabo served as Vice President, International Equity Sales with Barclays de Zoete Wedd.

        MARK S. KOPINSKI, Vice President and Portfolio Manager, rejoined American Century in 1997 following two years as Vice President and Portfolio Manager at Federated Investors, Inc. Prior to 1995, Mr. Kopinski served as Vice President and Portfolio Manager of American Century.

6. HOW DO I BUY FUND SHARES?

     *    Complete and return the enclosed application

     *    Call us and exchange shares from another American Century fund

     *    Call us and send your investment by bank wire transfer

        Your initial investment must be $10,000. If the value of your account falls below the account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in International Discovery for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

        IF YOU SELL SHARES OF INTERNATIONAL DISCOVERY WITHIN 180 DAYS OF THEIR PURCHASE, YOU WILL PAY A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES SOLD.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        International Discovery pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time that the fund held the securities that were sold. Fund shareholders may also be able to claim a foreign tax credit for any foreign income taxes paid by the fund. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     *    telephone transactions

     *    wire and electronic funds transfers

     *    24-hour Automated Information Line transactions

     *    24-hour online Internet account access and transactions

        You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site, or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares or other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

[american century logo(reg.sm)
           American
       Century(reg.tm)


AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

                                   INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
                                   SIMPLE AND 403(B) SERVICES
                                   1-800-345-3533

                                   TELECOMMUNICATIONS DEVICE FOR THE DEAF
                                   1-800-634-4113 or 816-444-3485

                                   FAX
                                   816-340-7962


                                                        Funds Distributor, Inc.
SH-BRO-12617   9807              (c) 1998 American Century Services Corporation

                                  FUND PROFILE


                                Emerging Markets
                                 INVESTOR CLASS
                                  July _, 1998



                         [american century logo(reg.sm)
                                    American
                                Century(reg.tm)

--------------------------------------------------------------------------------
 This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us, accessing our Web site, or visiting one of our Investor Centers.
              See the back cover for our phone numbers and address.

                             TWENTIETH CENTURY GROUP

[front cover]


                                EMERGING MARKETS

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Emerging Markets seeks capital growth by investing primarily in equity securities of emerging market companies. The fund considers emerging market companies to be companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for securities of emerging market companies that they believe will increase in value over time. The managers use a "growth" investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last and faster this year than the year before. Our growth strategy is an aggressive strategy that pursues superior long-term returns for fund shareholders. We call this growth strategy "accelerating earnings and revenues."

        Using American Century's extensive computer database, the managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. Emerging Markets will have at least 65% of its assets invested at all times in emerging market companies.

        In addition to locating strong companies with accelerating earnings, the fund managers believe that the diversification of the fund's holdings across different countries and geographical regions is important in trying to manage the risk of an inter-national portfolio. For this reason, the managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

        Additional information about Emerging Markets' investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

* The value of Emerging Markets' shares depends on the value of the stocks and other securities it owns. The value of individual securities Emerging Markets owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

* As with all funds, at any given time the value of your shares of Emerging Markets may be worth more or less than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money. Additionally, an investment in the fund is not a bank deposit, nor is it insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

* Emerging Markets invests primarily in emerging market companies. Investing in emerging market companies is much riskier than investing in U.S. companies or even investing in foreign securities generally. Emerging market countries may have extremely unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the country's financial markets resulting in significant volatility in the fund's investments. In addition to the risks of emerging market companies, there are many risks associated with foreign investing generally. These are explained in detail in the fund's prospectus, summary of which is set forth below:

     * Currency risk. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar could also result in gains or losses to the fund. The value of a share of Emerging Markets is determined in U.S. dollars. The fund's investments, however, are generally held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.

     * Political and Economic Risk. Many countries where the fund invests are not as politically or economically developed as the United States. As a result, the economies and political and social structures of these countries could be unstable and could exert forces which could


EMERGING MARKETS                                    AMERICAN CENTURY INVESTMENTS


          cause the value of the fund's investments to decrease. The fund could also be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

     * Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less government regulation and oversight. Foreign markets may also have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment, by causing the fund to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.

     * Availability of Information. Foreign companies generally are not subject to the regulatory controls or uniform accounting, auditing, and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly-available information about foreign issuers than is available regarding U.S. issuers.

        In summary, Emerging Markets is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk of investing in emerging market companies. An investment in the fund should not be considered a complete investment program and is not appropriate for investors who are unable to tolerate rapid fluctuations in the value of their investment.

     FUND PERFORMANCE

        The fund's highest and lowest returns for a calendar quarter since the fund's inception on September 30, 1997, are provided in the chart below to indicate the fund's potential short-term volatility. Shareholders should be aware, however, that Emerging Markets is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart - data below]
        HIGHEST AND LOWEST QUARTERLY RETURNS
        Quarterly Ended 12/31/97                    8.37%
        Quarterly Ended 3/31/98                    -16.40%

        The table below shows the fund's average annual return for the periods indicated. The Morgan Stanley Capital International Emerging Markets Free Index, an unmanaged index that reflects no operating costs, is included for long-term performance comparisons.

                                                       LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS
           Emerging Markets                               -9.40%
           Morgan Stanley Capital International
             Emerging Markets Free Index                  -12.41%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                             2.00%(1)
           Distribution and/or 12b-1 Fees               None
           Other Expenses(2)                            0.00%
           Total Annual Fund Operating Expenses       2.00%(1)

     (1)Based on assets at November 30, 1997. The fund's management fee decreases as fund assets increase. Please consult the fund's Prospectus and Statement of Additional Information for more information on the fund's management fee.

     (2)Other expenses include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses.

           EXAMPLE OF HYPOTHETICAL FUND COSTS

               Assuming you

              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above your
                 cost of investing in the fund would be:

              1 year       3 years       5 years       10 years
            -----------------------------------------------------
               $200         $620         $1,070         $2,310

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.


FUND PROFILE                                                   EMERGING MARKETS


5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio managers on the Emerging Markets team are:

        MARK S. KOPINSKI, Vice President and Portfolio Manager, rejoined American Century in 1997 following two years as Vice President and Portfolio Manager of Federated Investors, Inc. Prior to 1995, Mr. Kopinski served as Vice President and Portfolio Manager of American Century.

        MICHAEL J. DONNELLY, Vice President and Portfolio Manager, joined American Century in 1997. From 1993 to 1997, Mr. Donnelly served as Vice President and Portfolio Manager for Federated Investors, Inc. Prior to 1993, Mr. Donnelly served as Assistant Vice President for First Korea Bank

6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application
    *  Call us and exchange shares from another American
       Century fund
    *  Call us and send your investment by bank wire transfer

        Your initial investment must be $10,000. If the value of your account falls below the account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in the fund for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        The fund generally pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Fund shareholders may also be able to claim a foreign tax credit for any foreign income taxes paid by the fund. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     *    telephone transactions

     *    wire and electronic funds transfers

     *    24-hour Automated Information Line transactions

     *    24-hour online Internet account access and transactions

        You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site, or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.

-------------------------------------------------------------------------------

[american century logo(reg.sm)
           American
       Century(reg.tm)


AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

                                   INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,

                                   SIMPLE AND 403(B) SERVICES
                                   1-800-345-3533

                                   TELECOMMUNICATIONS DEVICE FOR THE DEAF
                                   1-800-634-4113 or 816-444-3485

                                   FAX
                                   816-340-7962


                                                        Funds Distributor, Inc.
                                 (c) 1998 American Century Services Corporation

SH-BRO-12618   9807